Real Estate Investments (Assets And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended							9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 In-Place Leases [Member]	Jul. 03, 2013 Property in Havertown, PA [Member]	Sep. 30, 2012 Contributor [Member] ARC Real Estate Partners, LLC [Member]	Sep. 30, 2012 Occupied [Member]	Sep. 30, 2012 Vacant [Member]	Dec. 31, 2011 Vacant [Member]	Sep. 30, 2012 Vacant [Member] Real Estate [Member]	Dec. 31, 2011 Vacant [Member] Real Estate [Member]	Sep. 30, 2012 Building [Member]	Sep. 30, 2012 Furniture and Fixtures [Member]	Sep. 30, 2012 Building Improvements [Member]
Real Estate Properties [Line Items]
Land	$ 10,228
Buildings, fixtures and improvements	75,360
Total tangible assets	85,588
Acquired Intangibles				13,262
Purchase proce of acquired real estate investments	98,850
OP units issued to acquire real estate investments	(6,352)
Cash paid for acquired real estate investments	92,498		17,528
Number of real estate properties purchased, in properties	36
Number of properties contributed by affiliate, in properties						63
Number of Real Estate Properties							125	1	2	1	2
Business Acquisition, Pending Purchase Price Allocation	8,000											5,100	1,100	1,800
Proceeds from sale of property held for sale	$ 553				$ 600